Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per Share [Abstract]
Earnings per share
The calculation of net earnings per common share is summarized below:

	For the years ended December 31
	2014	2013	2012
Basic:
Net income / (loss)	80,348	10,907	(193,768)

Weighted average common shares outstanding – basic	13,364,723	11,958,140	11,576,576
Net income / (loss) per common share – basic	$6.01	$0.91	$(16.74)

Diluted:
Net income / (loss)	80,348	10,907	(193,768)

Weighted average common shares outstanding – basic	13,364,723	11,958,140	11,576,576
Non-vested equity incentive shares	27	1,136	-
Weighted average common shares outstanding – diluted	13,364,750	11,959,276	11,576,576

Net income / (loss) per common share – diluted	$6.01	$0.91	$(16.74)

Potentially dilutive securities
Thus, as of December 31, 2014, 2013 and 2012, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2014	2013	2012
Private warrants	1,138,917	1,138,917	1,138,917
Non-vested shares	-	-	2,218
Total	1,138,917	1,138,917	1,141,135